BUSINESS COMBINATIONS (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended											0 Months Ended	4 Months Ended	12 Months Ended	0 Months Ended							0 Months Ended			4 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Aug. 23, 2012 Holders of Tudou share options Replacement share options	Dec. 31, 2013 Class A ordinary shares	Dec. 31, 2012 Class A ordinary shares	Aug. 23, 2012 Class A ordinary shares	Dec. 31, 2011 Class A ordinary shares	Aug. 23, 2012 Tudou shareholders Class B ordinary shares	Aug. 23, 2012 Tudou CNY	Dec. 31, 2012 Tudou CNY	Dec. 31, 2012 Tudou CNY	Aug. 23, 2012 Tudou Technology CNY	Aug. 23, 2012 Tudou Non-compete agreement CNY	Aug. 23, 2012 Tudou Customer relationship CNY	Aug. 23, 2012 Tudou Licensed copyrights CNY	Aug. 23, 2012 Tudou User generated content CNY	Aug. 23, 2012 Tudou Content produced CNY	Aug. 23, 2012 Tudou Domain name, trademark and online video license CNY	Aug. 23, 2012 Tudou Tudou shareholders Issuable in future CNY	Aug. 23, 2012 Tudou Holders of Tudou share options Replacement share options CNY	Aug. 23, 2012 Tudou Class A ordinary shares	Dec. 31, 2012 Tudou Class A ordinary shares	Dec. 31, 2013 Tudou Class A ordinary shares Mr. Gary Wang	Aug. 23, 2012 Tudou ADS shares, Class A USD ($)
BUSINESS COMBINATIONS
Share exchange ratio (in shares)						7.177																		7.177			1.595
Number of shares represented by each American depository share							18	18	18	18	4
Consideration transferred
Tudou shareholders and holders of outstanding Tudou share options																						5,262,951	144,598
Settlement of pre-existing relationships												3,481
Total consideration												5,411,030
Number of Class A ordinary shares issued or issuable																								838,604,288
Closing price of ADS (in dollars per share)																											$ 17.78
Shares issued to date																								834,109,274	834,109,274	4,495,014
Gain or loss recognized from the effective settlement of pre-existing relationships												0
Aggregate fair values of the assets acquired and liabilities assumed
Cash and cash equivalents												404,444
Restricted cash												38,069
Accounts receivables												274,412
Property, plant and equipment												93,870
Intangible assets												1,083,230
Other assets												47,420
Short-term loan												(31,544)
Other current liabilities												(445,171)
Deferred tax liabilities												(235,582)
Goodwill	704,126	4,262,569	4,255,570		702,970							4,181,882
Total consideration												5,411,030
Fair value of accounts receivable acquired												274,412
Gross contractual accounts receivable acquired												354,787
Contractual cash flows not expected to be collected												80,375
Acquired intangible assets
Goodwill expected to be deductible for income tax purpose												0
Infinite lived intangible assets acquired																					845,300
Finite lived intangible assets acquired															27,900	8,200	41,530	97,900	62,300	100
Estimated average useful life															5 years	3 years	5 years	1 year 9 months 14 days	2 years	1 month 6 days
Other information
Acquisition related costs												27,614
Revenue since acquisition date													195,668
Net loss since acquisition date													157,400
Pro forma (unaudited)
Revenue, net														2,203,161
Net loss														661,508
As reported
Net revenues	500,271	3,028,484	1,795,575	897,624
Net loss	$ 95,932	580,744	424,003	172,104